Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents.
Cash at banks	€ 48,099	€ 56,354
Bank deposits		2,846
Total cash and cash equivalents	€ 48,099	€ 59,200	€ 94,865	€ 112,736